Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT1-0426
1.9893102.106
Common Stocks - 93.7%
	Shares	Value ($)
AUSTRALIA - 2.2%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 2.2%
Aristocrat Leisure Ltd	966,525	36,048,006
BELGIUM - 3.6%
Health Care - 3.6%
Pharmaceuticals - 3.6%
Financiere de Tubize SA	36,400	9,254,976
UCB SA	164,081	49,673,618

TOTAL BELGIUM		58,928,594
CANADA - 3.2%
Consumer Discretionary - 2.6%
Broadline Retail - 2.6%
Dollarama Inc	317,100	42,733,339
Information Technology - 0.6%
Software - 0.6%
Constellation Software Inc/Canada	5,659	10,443,830
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	10,836	0
TOTAL INFORMATION TECHNOLOGY		10,443,830
TOTAL CANADA		53,177,169
CHILE - 3.6%
Materials - 3.6%
Metals & Mining - 3.6%
Antofagasta PLC	1,203,126	60,056,931
CHINA - 1.1%
Industrials - 1.1%
Machinery - 1.1%
Airtac International Group	522,000	18,852,527
FRANCE - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
Amundi SA (c)(d)	201,397	17,892,509
GERMANY - 12.7%
Financials - 4.4%
Banks - 1.7%
Commerzbank AG	699,349	28,757,085
Insurance - 2.7%
Hannover Rueck SE	156,063	44,175,440
TOTAL FINANCIALS		72,932,525
Health Care - 3.9%
Health Care Providers & Services - 3.9%
Fresenius SE & Co KGaA	1,156,083	64,694,836
Materials - 4.4%
Construction Materials - 4.4%
Heidelberg Materials AG	264,696	72,492,505
TOTAL GERMANY		210,119,866
IRELAND - 3.0%
Industrials - 3.0%
Building Products - 3.0%
Kingspan Group PLC	570,375	49,692,910
ITALY - 6.9%
Consumer Staples - 3.1%
Beverages - 3.1%
Coca-Cola HBC AG	916,800	49,552,879
Financials - 2.7%
Banks - 2.7%
FinecoBank Banca Fineco SpA	1,719,402	45,551,382
Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	89,437	4,912,696
Industrials - 0.8%
Machinery - 0.8%
Interpump Group SpA	238,800	13,836,050
TOTAL ITALY		113,853,007
JAPAN - 26.1%
Consumer Discretionary - 2.0%
Specialty Retail - 2.0%
Fast Retailing Co Ltd	86,283	32,782,634
Industrials - 18.5%
Machinery - 11.8%
Ebara Corp	1,620,036	48,739,258
Japan Steel Works Ltd/The	240,186	13,246,236
Kawasaki Heavy Industries Ltd (e)	360,267	29,971,812
Mitsubishi Heavy Industries Ltd	3,511,970	103,406,232
		195,363,538
Professional Services - 1.5%
BayCurrent Inc	510,655	17,953,437
Visional Inc (b)	127,600	7,023,936
		24,977,373
Trading Companies & Distributors - 5.2%
ITOCHU Corp	4,703,445	60,216,200
Toyota Tsusho Corp	725,200	26,269,522
		86,485,722
TOTAL INDUSTRIALS		306,826,633
Information Technology - 4.9%
IT Services - 0.3%
NEC Corp	175,700	5,914,946
Semiconductors & Semiconductor Equipment - 4.6%
Renesas Electronics Corp	4,566,530	75,920,647
TOTAL INFORMATION TECHNOLOGY		81,835,593
Materials - 0.7%
Chemicals - 0.7%
Nissan Chemical Corp	321,288	11,050,762
TOTAL JAPAN		432,495,622
KOREA (SOUTH) - 10.8%
Information Technology - 10.8%
Semiconductors & Semiconductor Equipment - 6.4%
SK Hynix Inc	167,000	104,639,044
Technology Hardware, Storage & Peripherals - 4.4%
Samsung Electronics Co Ltd	666,130	73,696,597
TOTAL KOREA (SOUTH)		178,335,641
NETHERLANDS - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
BE Semiconductor Industries NV	91,779	17,895,994
PORTUGAL - 0.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Jeronimo Martins SGPS SA	223,700	5,279,391
SPAIN - 7.3%
Financials - 7.3%
Banks - 7.3%
CaixaBank SA	9,212,797	121,610,666
SWEDEN - 5.6%
Financials - 4.9%
Financial Services - 4.9%
Investor AB B Shares	2,093,278	80,652,597
Industrials - 0.7%
Machinery - 0.7%
Indutrade AB	501,479	11,766,389
TOTAL SWEDEN		92,418,986
UNITED KINGDOM - 5.3%
Consumer Discretionary - 1.2%
Leisure Products - 1.2%
Games Workshop Group PLC	85,882	20,036,586
Financials - 0.6%
Insurance - 0.6%
Admiral Group PLC	263,800	9,926,695
Health Care - 1.9%
Health Care Equipment & Supplies - 1.9%
Convatec Group PLC (c)(d)	9,606,124	30,232,441
Industrials - 1.6%
Professional Services - 0.7%
Intertek Group PLC	208,688	12,747,319
Trading Companies & Distributors - 0.9%
RS GROUP PLC	1,572,126	14,413,165
TOTAL INDUSTRIALS		27,160,484
TOTAL UNITED KINGDOM		87,356,206
TOTAL COMMON STOCKS (Cost $1,065,121,476)		1,554,014,025

Non-Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
GERMANY - 1.4%
Health Care - 1.4%
Life Sciences Tools & Services - 1.4%
Sartorius AG (Cost $25,099,452)	85,500	23,897,723

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	73,959,063	73,973,855
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	13,138,586	13,139,900
TOTAL MONEY MARKET FUNDS (Cost $87,114,513)			87,113,755

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,177,335,441)	1,665,025,503
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(6,944,506)
NET ASSETS - 100.0%	1,658,080,997

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,124,950 or 2.9% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $48,124,950 or 2.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,427,463	168,921,742	134,377,338	722,261	1,988	-	73,973,855	73,959,063	0.1%
Fidelity Securities Lending Cash Central Fund	-	29,067,340	15,925,090	5,657	(1,592)	(758)	13,139,900	13,138,586	0.0%
Total	39,427,463	197,989,082	150,302,428	727,918	396	(758)	87,113,755

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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